Segment Information - Disclosure Of Detailed Information About Capital Expenditure Based On Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Capital expenditures	$ 523,690	$ 596,378
Decrease in accrued expenditures	33,500	26,800
Greenstone
Disclosure of operating segments [line items]
Capital expenditures	327,887	425,656
Mesquite
Disclosure of operating segments [line items]
Capital expenditures	35,578	16,194
Los Filos
Disclosure of operating segments [line items]
Capital expenditures	43,858	37,483
Aurizona
Disclosure of operating segments [line items]
Capital expenditures	50,518	46,353
Fazenda
Disclosure of operating segments [line items]
Capital expenditures	27,565	21,653
RDM
Disclosure of operating segments [line items]
Capital expenditures	16,302	29,107
Santa Luz
Disclosure of operating segments [line items]
Capital expenditures	16,166	7,596
Castle Mountain
Disclosure of operating segments [line items]
Capital expenditures	5,567	11,337
Corporate
Disclosure of operating segments [line items]
Capital expenditures	$ 249	$ 999